GOING CONCERN (Details Narrative) ¥ in Thousands, $ in Thousands	6 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2025 CNY (¥)	Mar. 31, 2025 CNY (¥)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Current assets	$ 56,048			¥ 399,000	¥ 161,665
Current liabilities	55,000			391,800	333,739
Working capitals	1,000			7,200	172,000
Accumulated deficit	122,100			869,600	¥ 878,915
Net income (loss)	$ 1,300	¥ 9,400	¥ (127,317)
Subscription proceeds		¥ 338,000
Subscription receivable				¥ 160,000